Share capital - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Treasury stock (in shares)	283	193
Treasury shares, market value	£ 2,270	£ 1,958
Treasury stock acquired (in shares)	114	20
Purchase of treasury shares	£ 1,017	£ 189	£ 267
Purchase of treasury shares, nominal value	£ 14	£ 2
Shares repurchased as percent of ordinary shares	3.10%	0.50%
Treasury shares, gifted (in shares)	3	3
Treasury stock, reissued (in shares)	5	3
Shares reissued to employee share schemes as percent of ordinary shares	0.20%	0.20%
Treasury shares, reissued, nominal value	£ 1	£ 1
Proceeds from issue of treasury shares	33	18	16
Purchase of own shares, employee share trusts	£ 5	£ 6	£ 6
Maximum number of treasury shares held during the year (in shares)	283	194
Treasury shares as percent of ordinary shares	7.80%	4.90%
Treasury shares, nominal value	£ 35	£ 22